Segment reporting (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Summary of Geographical information

Geographical information

Revenue is attributed to geographical locations based on the origin of service’s location.

	Less-
	Than-
	Truckload(1)	Truckload	Logistics	Eliminations(1)	Total
2024
Canada	1,162,733	1,159,562	258,489	(37,224)	2,543,560
United States	2,540,202	1,777,743	1,563,222	(27,897)	5,853,270
Total	3,702,935	2,937,305	1,821,711	(65,121)	8,396,830

2023
Canada	1,188,635	1,139,272	271,136	(31,807)	2,567,236
United States	2,760,022	796,766	1,425,880	(28,737)	4,953,931
Total	3,948,657	1,936,038	1,697,016	(60,544)	7,521,167

(1) Recasted for changes in aggregation in the current year. Specifically, “Package and Courier” was presented separately in previous years is now aggregated within “Less-Than-Truckload”. The remaining amounts remain the same, except for resultant changes to the Eliminations.

Segment assets are based on the geographical location of the assets.

	As at	As at
	December 31, 2024	December 31, 2023
Property and equipment, right-of-use assets and intangible assets
Canada	2,213,562	2,208,595
United States	3,837,224	2,651,808
	6,050,786	4,860,403